INVESTMENTS (Tables)	9 Months Ended
Sep. 30, 2025
Investments, All Other Investments [Abstract]
SCHEDULE OF INVESTMENT IN AVAILABLE FOR SALE SECURITIES AT FAIR VALUE

The following table provides a detailed breakdown of investments in financial assets (in thousands) as reported in the interim condensed consolidated balance sheets:

Description	Cost or Amortized Cost December 31, 2024	Cost or Amortized Cost September 30, 2025	Estimated Fair Value December 31, 2024	Deposit / (Withdraw)	Dividends, Interest & Income	Gross Unrealized Gains	Estimated Fair Value September 30, 2025
Fixed Income	$9,289	$19,395	$9,370	$9,511	$514	$(128)	$19,267
Investment Certificate	79	85	79	6	-	-	85
Total	$9,368	$19,480	$9,449	$9,517	$514	$(128)	$19,352